Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 26, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
The gross carrying amount and accumulated depreciation of property, plant and equipment at the end of each period was as follows:

	September 26, 2014	September 27, 2013
Land	$59.9	$60.4
Buildings	330.6	316.6
Capitalized software	97.6	76.4
Machinery and equipment	1,202.1	1,226.6
Construction in process	198.2	193.7
	1,888.4	1,873.7
Less: accumulated depreciation	(939.2)	(876.3)
Property, plant and equipment, net	$949.2	$997.4